Equity compensation plans (Tables)	12 Months Ended
Nov. 30, 2012
Equity compensation plans
Summary of equity compensation expense related to share-based awards

	Year ended November 30,
	2012	2011	2010
Equity compensation:
Cost of revenues	$965	$824	$1,541
Research and development	2,300	2,534	3,107
Selling, general and administrative	3,337	3,769	5,006

Total equity compensation	6,602	7,127	9,654

Related income tax benefit	$1,518	$1,782	$3,241

Summary of restricted stock units granted, exercised, canceled and expired

	RSU	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Non-vested restricted stock units at November 30, 2009	1,430	$9.78	1.7
Granted	1,238	13.76
Vested	(533)	8.80
Cancelled/forfeited	(62)	12.85

Non-vested restricted stock units at November 30, 2010	2,073	$11.32	1.7
Granted	980	13.04
Vested	(659)	11.74
Cancelled/forfeited	(446)	11.36

Non-vested restricted stock units at November 30, 2011	1,948	$12.09	1.6
Granted	1,118	13.64
Vested	(544)	11.27
Cancelled/forfeited	(686)	13.31

Non-vested restricted stock units at November 30, 2012	1,836	$14.03	1.6

Non-vested restricted stock units expected to vest at November 30, 2012	1,469	$13.56	1.5	$13,769

Equity compensation plans
Summary of information about share options outstanding

	Options Outstanding and Exercisable
Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price
$9.65	4	1.4	$9.65
$13.51–$14.47	440	2.1	$14.16

	444	2.1	$14.14

Summary of ESPP activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	—	—	—
Granted	26	13.80

Outstanding at November 30, 2010	26	$13.80	0.4
Granted	46	8.54
Canceled/forfeited	(26)	13.80

Outstanding at November 30, 2011	46	$8.54	0.4
Granted	51	12.36
Exercised	(39)	8.54
Canceled/forfeited	(7)	8.54

Outstanding at November 30, 2012	51	$12.36	0.4	$—

Summary of fair value of options estimated using weighted average assumptions

	Year ended November 30,
	2012	2011	2010
Risk-free interest rate	0.16%	1.00%	3.00%
Dividend yield	2.30%	0.00%	0.00%
Volatility	42%	66%	75%
Expected option life	1.5 years	1.5 years	1.5 years

Sharesave Plan
Equity compensation plans
Summary of options activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	52	$15.85	1.9
Granted	41	16.01
Canceled/forfeited	(17)	17.09

Outstanding at November 30, 2010	76	$15.66	2.1
Granted	190	8.25
Canceled/forfeited	(61)	15.57

Outstanding at November 30, 2011	205	$8.82	2.9
Granted	28	13.10
Canceled/forfeited	(62)	9.61

Outstanding at November 30, 2012	171	$9.23	2.0	160

Share Option Plans
Equity compensation plans
Summary of options activity

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at November 30, 2009	1,240	$10.46
Exercised	(395)	8.00
Canceled/forfeited	(13)	14.31

Outstanding at November 30, 2010	832	$12.42
Exercised	(301)	11.60
Canceled/forfeited	(5)	13.60

Outstanding at November 30, 2011	526	$12.81
Exercised	(71)	4.24
Canceled/forfeited	(11)	14.78

Outstanding at November 30, 2012	444	$14.14	2.1	$—

Exercisable at November 30, 2010	832	$12.42

Exercisable at November 30, 2011	526	$12.81

Exercisable at November 30, 2012	444	$14.14	2.1	$—